FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in Balance of Fair Value Assets and Liabilities (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Financial Assets
Balance, beginning of period		$ 41,335
Balance, end of period	$ 43,268	43,268
Financial Liabilities
Balance, beginning of period		197,540
Balance, end of period	201,673	201,673
Level 3
Financial Assets
Balance, beginning of period		2,369
Balance, end of period	2,257	2,257
Financial Liabilities
Balance, beginning of period		2,104
Balance, end of period	2,072	2,072
At fair value | Level 3
Financial Assets
Balance, beginning of period	2,390	2,369
Fair value changes in net income	77	114
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, assets	76	(13)
Additions, net of disposals	(286)	(213)
Balance, end of period	2,257	2,257
Financial Liabilities
Balance, beginning of period	1,994	2,104
Fair value changes in net income	32	2
Fair value changes in other comprehensive income	46	19
Additions, net of disposals	0	(53)
Balance, end of period	$ 2,072	$ 2,072